Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net operating revenues:
Operating revenues	$ 70,383	$ 58,720
Costs and expenses:
Depreciation and amortization expense	3,112	2,909
Selling, general and administrative expenses	9,878	8,672
Operating income	561	124
Other income (expense):
Interest expense	(1,158)	(1,210)
Gain on debt extinguishment	1,964	801
Other income, net	369	337
Income before income taxes	1,736	52
Provision for income taxes	89	98
Net income (loss)	1,647	(46)
Less net loss attributable to non-controlling interest in subsidiaries	(324)	(60)
Net income attributable to Avalon Holdings Corporation common shareholders	$ 1,971	$ 14
Basic net income per share (in dollars per share)	$ 0.51	$ 0.00
Diluted net income per share (in dollars per share)	$ 0.50	$ 0.00
Weighted average shares outstanding - basic (in shares)	3,899,431	3,875,693
Weighted average shares outstanding - diluted (in shares)	3,933,071	3,877,853
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 42,710	$ 40,371
Costs and expenses:
Operating costs	34,259	31,658
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	27,673	18,349
Costs and expenses:
Operating costs	17,825	12,547
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	11,045	6,416
Costs and expenses:
Operating costs	4,748	2,810
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	$ 16,628	$ 11,933